Financial instruments - Sensitivity analysis of market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ (341)	$ (61)	$ 470
Commodity price sensitivity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	30.00%	20.00%
Commodity price sensitivity [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	(30.00%)	(20.00%)
Commodity price sensitivity [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	30.00%	20.00%
Commodity price sensitivity [member] | Crude oil and refined products [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ 275	$ 687
Commodity price sensitivity [member] | Crude oil and refined products [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	(230)	(606)
Commodity price sensitivity [member] | Natural gas and electricity [Member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	1,157	613
Commodity price sensitivity [member] | Natural gas and electricity [Member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) derivative financial instruments	$ (1,156)	$ (613)
Currency risk sensitivity [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	(9.00%)	(8.00%)
Currency risk sensitivity [member] | Minimum (%) [member] | United States Dollar (USD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ (230)	$ 119
Currency risk sensitivity [member] | Minimum (%) [member] | Norwegian kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ 311	$ (94)
Currency risk sensitivity [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	9.00%	8.00%
Currency risk sensitivity [member] | Maximum (%) [member] | United States Dollar (USD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ 230	$ (119)
Currency risk sensitivity [member] | Maximum (%) [member] | Norwegian kroner (NOK) [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain (loss)	$ (311)	$ 94
Interest rate sensitivity [member] | Minimum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	(6.00%)	(6.00%)
Net gains (losses)	$ 575	$ 664
Interest rate sensitivity [member] | Maximum (%) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	6.00%	6.00%
Net gains (losses)	$ (575)	$ (664)